Income Taxes (Details) - Schedule of reconciliation from the U.S. Federal statutory income rate	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020
Schedule of reconciliation from the U.S. Federal statutory income rate [Abstract]
US Federal statutory tax rate	21.00%	21.00%
State taxes	4.35%	4.35%
NOL true-ups	(14.93%)	5.27%
Change in valuation allowance	(10.42%)	(30.62%)
Total	0.00%	0.00%